COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		12 Months Ended
	Jul. 14, 2020	Apr. 30, 2021
Consulting fees		$ 504
CEO Jack W Hanks, [Member]
Consulting fees	$ 100,000
Litigation settlement description		In April of 2021 the parties agreed to settle the matter, therefore in exchange for a nonsuit of certain claims and a stay of litigation the Company agreed to pay $60,000 over a 6-month period